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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23826

Nomura Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o Ultimus Fund Solutions, LLC

P.O. Box 541150, Omaha, NE 68154

(Address of principal executive offices) (Zip code)

Timothy Burdick

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 667-9000

Date of fiscal year end: March 31

Date of reporting period: February 13, 2023 - June 30, 2023

ITEM 1. PROXY VOTING RECORD:

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from February 13, 2023 (commencement of operations) through June 30, 2023 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nomura Alternative Income Fund

By (Signature and Title) /s/ Robert Stark

                                    Robert Stark, President

Date: July 20, 2023